Shareholder Report, Holdings (Details) - C000246894	Mar. 31, 2026
464287598 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
46137V613 | Invesco RAFI US 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
464288273 | iShares MSCI EAFE Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
464286475 | iShares MSCI Emerging Markets Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
025072802 | Avantis International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
025072372 | Avantis Emerging Markets Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
74347W601 | ProShares Ultra Gold
Holdings [Line Items]
Percent of Net Asset Value	6.30%
81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Commodity
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Equity
Holdings [Line Items]
Percent of Net Asset Value	69.70%